Schedule of Fair Value of Assumptions Using Black-Scholes Option-Pricing Model (Details) - Nonemployee [Member] - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018 $ / shares
Estimated dividend yield	0.00%
Expected stock price volatility	340.00%
Weighted-average risk-free interest rate	2.70%
Expected life of options	5 years
Weighted-average fair value per share	$ 0.0040